Schedule of Investments (unaudited)	iShares® U.S. Pharmaceuticals ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 3.4%
Amicus Therapeutics Inc.(a)	397,820	$3,834,985
Catalyst Pharmaceuticals Inc.(a)	143,943	827,672
ChemoCentryx Inc.(a)	75,136	1,006,071
Ironwood Pharmaceuticals Inc.(a)(b)	242,177	3,116,818
Madrigal Pharmaceuticals Inc.(a)(b)	14,879	1,449,364
Spectrum Pharmaceuticals Inc.(a)	241,645	906,169
Vanda Pharmaceuticals Inc.(a)(b)	83,077	1,786,986
		12,928,065
Pharmaceuticals — 96.5%
Aerie Pharmaceuticals Inc.(a)(b)	70,128	1,122,749
Amneal Pharmaceuticals Inc.(a)	171,418	877,660
Amphastar Pharmaceuticals Inc.(a)(b)	54,861	1,105,998
Antares Pharma Inc.(a)	232,391	1,013,225
Arvinas Inc.(a)(b)	49,076	3,778,852
Atea Pharmaceuticals Inc.(a)(b)	18,500	397,380
Axsome Therapeutics Inc.(a)(b)	39,885	2,690,642
Bristol-Myers Squibb Co.	262,385	17,532,566
Cara Therapeutics Inc.(a)	64,421	919,288
Catalent Inc.(a)	159,926	17,291,199
Collegium Pharmaceutical Inc.(a)(b)	52,710	1,246,064
Corcept Therapeutics Inc.(a)	156,951	3,452,922
Elanco Animal Health Inc.(a)	506,195	17,559,905
Eli Lilly & Co.	75,929	17,427,224
Endo International PLC(a)	348,803	1,632,398
Innoviva Inc.(a)(b)	94,009	1,260,661
Intra-Cellular Therapies Inc.(a)	106,845	4,361,413
Jazz Pharmaceuticals PLC(a)(b)	89,858	15,962,375
Johnson & Johnson.	518,148	85,359,701
Merck & Co. Inc.	231,767	18,024,520
NGM Biopharmaceuticals Inc.(a)	35,772	705,424
Nuvation Bio Inc.(a)(b)	94,473	879,544
Omeros Corp.(a)(b)	93,194	1,382,999
Organon & Co.(a)	378,340	11,448,568
Pacira BioSciences Inc.(a)(b)	65,828	3,994,443
Perrigo Co. PLC	199,686	9,155,603
Pfizer Inc.	1,752,753	68,637,807
Phathom Pharmaceuticals Inc.(a)	19,615	663,968

Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	30,444	$879,223
Prestige Consumer Healthcare Inc.(a)	74,628	3,888,119
Provention Bio Inc.(a)(b)	80,303	676,954
Reata Pharmaceuticals Inc., Class A(a)(b)	39,866	5,642,235
Relmada Therapeutics Inc.(a)	21,032	673,234
Revance Therapeutics Inc.(a)(b)	99,466	2,948,172
Royalty Pharma PLC, Class A	129,230	5,297,138
TherapeuticsMD Inc.(a)	527,517	627,745
Theravance Biopharma Inc.(a)(b)	76,133	1,105,451
Viatris Inc.	1,110,679	15,871,603
Zoetis Inc.	97,120	18,099,283
Zogenix Inc.(a)(b)	83,453	1,442,068
		367,036,323

Total Common Stocks — 99.9%
(Cost: $347,304,327)		379,964,388

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	16,671,790	16,681,793
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	450,000	450,000
		17,131,793
Total Short -Term Investments — 4.5%
(Cost: $17,123,197)		17,131,793

Total Investments in Securities — 104.4%
(Cost: $364,427,524)		397,096,181

Other Assets, Less Liabilities — (4.4)%		(16,594,615)
Net Assets—100.0%		$380,501,566

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,774,536	$907,373	(a)	$—	$(854)	$738	$16,681,793	16,671,790	$7,181	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	440,000	10,000	(a)	—	—	—	450,000	450,000	11		—
					$(854)	$738	$17,131,793		$7,192		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Pharmaceuticals ETF
June 30, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	4	09/17/21	$508	$5,301

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$379,964,388	$—	$—	$379,964,388
Money Market Funds	17,131,793	—	—	17,131,793
	$397,096,181	$—	$—	$397,096,181
Derivative financial instruments(a)
Assets
Futures Contracts	$5,301	$—	$—	$5,301

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2